BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 2) (Dario solutions IT Ltd [Member], USD $) In Thousands, unless otherwise specified	May 30, 2013
Dario solutions IT Ltd [Member]
Net Assets	$ 378
Intangible assets	3,445
Total assets acquired	$ 3,823